Impairment Charges and Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Impaired Assets
Impairments are detailed as follows:

	2018
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	74	—	74
Intangible assets with finite useful life and other assets	—	—	—	—	1	—	1
	—	—	—	—	75	—	75

	2017
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	2	—	2
Intangible assets with finite useful life and other assets	11	—	—	11	—	(2)	9
	11	—	—	11	2	(2)	11

Goodwill Fair Value Assumptions
The Corporation applied the income approach in determining fair value less cost of disposal and used the following key assumptions (level 2 inputs):

	CONTAINERBOARD PACKAGING	SPECIALTY PRODUCTS	TISSUE PAPERS
Discounting rate	9.5%	9.5%	10.5%
Terminal exchange rate (CA$/US$)	$1.24	$1.24	$1.24
Terminal OIBD margin	16.2%	5.4%	9.2%

Restructuring and Related Costs	Restructuring costs (gains) are detailed as follows:

(in millions of Canadian dollars)	2018	2017
Containerboard	4	2
Boxboard Europe	—	1
Specialty Products	(2)	—
Tissue Papers	—	2
Corporate Activities	—	1
	2	6